STOCKHOLDERS’ EQUITY	21 Months Ended
Sep. 30, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 11. STOCKHOLDERS’ EQUITY

The Company filed an Amended and Restated Certificate of Incorporation on April 21, 2022, as part of the Company’s initial public offering. The Company was authorized to issue two classes of stock to be designated, respectively, “common stock” and “preferred stock.” The total number of shares which the Company was authorized to issue was two hundred twenty million (220,000,000) shares. Two hundred million (200,000,000) shares were authorized to be common stock, having a par value per share of $0.00001. Twenty million (20,000,000) shares were authorized to be preferred stock, having a par value per share of $0.00001. As of September 30, 2024, the Company had 10,044,728 common shares outstanding.

Reverse Stock Split

The Company held a special meeting of stockholders on March 24, 2023. At the special meeting, our stockholders approved one proposal, which was to grant discretionary authority to our board of directors to (i) amend our certificate of incorporation to combine outstanding shares of our common stock into a lesser number of outstanding shares, or a “reverse stock split,” at a specific ratio within a range of one-for-five (1-for-5) to a maximum of a one-for-fifty (1-for-50) split, with the exact ratio to be determined by our board of directors in its sole discretion; and (ii) effect the reverse stock split, if at all, within one year of the date the proposal was approved by stockholders.

In January 2024, the Company's board subsequently approved the final reverse stock split ratio of one-for-sixteen (the “2024 Stock Split”), which resulted in a reduction in the number of outstanding shares of common stock, warrants, stock options and restricted share units and a proportionate increase in the value of each share or strike price of the warrants and stock options. The common stock began trading on a reverse split-adjusted basis on the NASDAQ on January 4, 2024.

Public Offering

On February 27, 2024, the Company completed a public offering of 5,175,000 units (“Units”) at a price of $0.58 per Unit, for gross proceeds of approximately $3.0 million, before deducting offering expenses. Each Unit was comprised of (i) one share of common stock or, in lieu of common stock, one prefunded warrant to purchase a share of common stock, and (ii) two common warrants, each common warrant to purchase a share of common stock. The prefunded warrants were immediately exercisable at a price of $0.00001 per share of common stock and only expire when such prefunded warrants are fully exercised. The common warrants were immediately exercisable at a price of $0.58 per share of common stock and will expire five years from the date of issuance.

White Lion Equity Line Agreement

On October 9, 2023, the Company entered into an equity line common stock purchase agreement (the “Equity Line Purchase Agreement”) and a related registration rights agreement with White Lion Capital, LLC (“White Lion”). Pursuant to the Equity Line Purchase Agreement, the Company has the right, but not the obligation to require White Lion to purchase, from time to time, up to $10,000,000 in aggregate gross purchase price of newly issued shares of the Company’s common stock, subject to certain limitations and conditions set forth in the Equity Line Purchase Agreement.

Pursuant to the Equity Line Purchase Agreement, the Company issued to White Lion 1,050,000 newly issued common shares for proceeds of $304,500 on April 26, 2024. Through September 30, 2024, the Company has issued 1,800,000 shares to White Lion for total proceeds of $3,216,981.

Series A Preferred Stock

In February 2023 the Company sold one (1) share of the Company’s newly designated Series A preferred stock to Jeffrey Thramann, the Company’s Executive Chairman, for a purchase price of $1,000. The share of Series A preferred stock had proportional voting rights that were limited to the proposal to approve a reverse stock split of the Company’s common stock. Following the March 24, 2023, special meeting, the Company redeemed the one outstanding share of Series A preferred stock on March 28, 2023, in accordance with its terms. The redemption price was $1,000. No Series A preferred stock remains outstanding.

Series B Preferred Stock

On August 14, 2024, the Company entered into an exchange agreement (the “Exchange Agreement”) with accredited investors to exchange $930,052 of principal and accrued interest on the September 2023 Notes for 930 shares of newly issued Series B convertible preferred stock (“Series B Preferred Stock”) at a purchase price of $1,000 per share. The Series B Preferred Stock is convertible into Common Stock at an initial conversion price (“Conversion Price”) of $0.234 per share.

Cumulative preferred dividends capitalized as of September 30, 2024 are $12,142.

Series C Preferred Stock Financing

On September 30, 2024, the Company entered into a securities purchase agreement with accredited investors for a convertible preferred stock and warrants financing. The Company has received $1,000,000 of gross proceeds in connection with the closing of this financing. The Company issued 1,000 shares of Series C convertible preferred stock (“Series C Preferred Stock”) at a purchase price of $1,000 per share of Series C Preferred Stock. The Series C Preferred Stock is convertible into Common Stock at an initial conversion price (“Conversion Price”) of $0.1759 per share of Common Stock. The Company also issued warrants exercisable for 5,685,049 shares of Common Stock with a 5.5 year term and an initial exercise price of $0.1759 per share.

The Preferred Stock key terms are summarized as follows:

Preference Amounts	Issue Date	Total Face Value of Investment	Issue Purchase Price/Share

Series B Preferred Stock	8/14/2024	$930,052	$1,000
•	ranks senior to the Common Stock with respect to dividends and rights upon liquidation
•	Stated value of $1,000 per preferred share
•	10% per annum dividend rate payable in cash or stock; Company has the option to cumulate or “capitalize” or dividends, in which case the accrued dividend amount shall be added to the stated value
•	has a liquidation preference equal to the greater of (a) 125% of the applicable liquidation value and (b) the amount per share such holder would receive if such holder converted the preferred shares into common stock immediately prior to the date of such payment
•	convertible into common stock at the option of the holder at an initial fixed conversion price of $0.234 per share of common stock, subject to exchange cap and beneficial ownership limitations
•	conversion price is subject to certain price-based anti-dilution adjustments in the event that the Company issues or sells any shares of common stock for a consideration per share less than the conversion price then in effect
•	at any time, the Company has the right to redeem all, but not less than all, of the preferred shares then outstanding in cash at a price equal to at a 25% premium to the greater of (i) the applicable redemption amount and (ii) the equity value of the shares of our common stock underlying the preferred shares included in the applicable redemption amount
•	no voting rights except as otherwise required by law (or with respect to approval of certain actions)

Series C Preferred Stock	9/30/2024	$1,000,000	$1,000
•	ranks senior to the common stock with respect to dividends and rights upon liquidation
•	Stated value of $1,000 per preferred share
•	10% per annum dividend rate payable in cash or stock; Company has the option to cumulate or “capitalize” or dividends, in which case the accrued dividend amount shall be added to the stated value
•	has a liquidation preference equal to the sum of (i) the Black Scholes value of the warrants issued in connection with the Series C Preferred Stock and (ii) the greater of (a) 125% of the applicable liquidation value and (b) the amount per share such holder would receive if such holder converted the preferred shares into common stock immediately prior to the date of such payment
•	convertible into common stock at the option of the holder at an initial fixed conversion price of $0.1759 per share of common stock, subject to exchange cap and beneficial ownership limitations
•	conversion price is subject to certain price-based anti-dilution adjustments in the event that the Company issues or sells any shares of common stock for a consideration per share less than the conversion price then in effect
•	at any time, the Company has the right to redeem all, but not less than all, of the preferred shares then outstanding in cash at a price equal to at a 25% premium to the greater of (i) the applicable redemption amount and (ii) the equity value of the shares of our common stock underlying the preferred shares included in the applicable redemption amount
•	no voting rights except as otherwise required by law (or with respect to approval of certain actions)
•	In connection with the Series C Preferred Stock, the Company also issued warrants exercisable for 5,685,049 shares of common stock with a 5.5 year term and an initial exercise price of $0.1759 per share

Warrants

The following table summarizes the Company’s outstanding warrants as of September 30, 2024. The warrants and related strike prices have been adjusted to reflect the 2024 Stock Split.

Issue Date	Strike Price	Number Outstanding	Expiration
April 21, 2022 (1)	$69.60	155,610	April 21, 2027
April 21, 2022	$87.04	10,825	April 21, 2027
April 21, 2022	$69.60	26,673	April 21, 2027
May 16, 2023	$0.29	77,010	May 16, 2028
November 21, 2023	$0.29	46,556	November 21, 2028
November 21, 2023	$0.00001	1,576	November 21, 2028
February 27, 2024	$0.58	10,350,000	February 27, 2029
August 27, 2024 (2)	$0.1759	400,000	August 27, 2029
September 30, 2024 (2)	$0.1759	5,685,049	April 1, 2030

(1)	These warrants were issued as part of the Company’s initial public offering completed April 2022, and trade on Nasdaq under the ticker symbol “ACONW.”
(2)	The per share exercise price of these warrants is subject to a “ratchet” adjustment if the Company issues securities at an effective per share price lower than the then effective warrant exercise price. The strike price of $0.1759 is current through the Series C preferred stock issuance closed September 30, 2024.